Inventories (Tables)	3 Months Ended
Sep. 30, 2014
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	September 30, 2014	December 31, 2013
Finished goods	$745,631	$640,355
Raw materials and purchased components	197,199	185,146
Health care supplies	167,562	195,519
Work in process	74,812	76,084
Inventories	$1,185,204	$1,097,104